Convertible securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Preference shares liabilities | Series D preference shares
Disclosure of detailed information about borrowings [line items]
Number of shares issued in conversion		2,729,893
Note 1
Disclosure of detailed information about borrowings [line items]
Aggregate principal value	$ 12,500,000
Coupon rate at the time of redemption	2.00%
Accrued interest rate at the time repayment fails	8.00%
Conversion of series D preference shares	$ 4.5789
Note 2
Disclosure of detailed information about borrowings [line items]
Aggregate principal value	$ 5,000,000
Coupon rate at the time of redemption	2.00%
Accrued interest rate at the time repayment fails	8.00%
Conversion of series D preference shares	$ 6.6023